[State Street Logo]

State Street Research
Investment Trust

Annual Report
December 31, 1995

[Graphic of man walking up hill, towards the stars, at night]

What's Inside

From the Chairman:
1995: An outstanding
year for investors

Portfolio Manager's Review:
The best returns in
over a decade

Fund Information:
Facts and figures
Plus, Complete Portfolio Holdings
and Financial Statements

From the Chairman

[Photo of Ralph F. Verni]

To Our Shareholders:

We have reluctantly bid farewell to 1995, an outstanding year for most of our investors. Stocks and bonds achieved their best results in many years. 1995 offered a uniquely positive combination of moderate economic growth, low inflation, falling interest rates, and strong corporate profits.

Looking ahead

We are cautiously optimistic about 1996. There are several positive signs. Inflation and interest rates remain low and the economy may be able to sustain modest growth. On January 31, the Federal Reserve lowered short-term interest rates by one-quarter point. This was the Fed's second interest-rate cut in less than two months.

Benefits of professional management

1996 may be a year in which the benefits of professional management will be more evident than ever. It can be reassuring to know that an experienced portfolio manager is working on your behalf, paying close attention to market conditions and economic indicators. We appreciate your trust.

Top-rated service

We work extremely hard to provide the highest-quality service to shareholders. Recently, State Street Research received two prestigious awards from Dalbar, an organization that rates mutual fund companies for their service. We were one of only seven firms to receive the Dalbar Quality Tested Service Seal, which recognizes leaders in all key service areas. Dalbar also awarded us Dalbar Key Honors, recognizing our service quality in written and telephone communications to shareholders.

Best wishes for a successful 1996.

Sincerely,
[Signature of Ralph F. Verni]
Ralph F. Verni
Chairman

January 31, 1996

(1)+31.86% for Class B shares; +33.07% for Class C shares; +31.75% for Class D shares.

(2)Investment results are based on an assumed $10,000 investment at "A" share maximum sales charge of 4.5%; thus, the net amount invested was $9,550. Also assumes reinvestment of capital gain distributions and income dividends. No adjustment has been made for income taxes payable by shareholders on income dividends or capital gain distributions.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Trust will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.
During the periods prior to 1990 that shares of the Trust were not offered to the general public, the Trust was not subject to the cash inflows or higher redemptions or expenses that have occurred since 1990, when the Trust commenced a continuous public offering. Performance for a class includes periods prior to the adoption of class designations. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and institutions. Performance prior to class designations in 1993 does not reflect annual 12b-1 fees of .25% for "A" shares and 1% for "B" and "D" shares, which will reduce subsequent performance.

(4)Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges.

(5) Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

Please note that the discussion throughout this shareholder report is dated as indicated and because of possible changes in viewpoint, data, and transactions, should not be relied upon as being current thereafter.

Fund Information (all data are for periods ended December 31, 1995)

Total value of $10,000 invested on
January 1, 1986(2)

(Class A shares, at maximum applicable sales charge)

[Tabular representation of Mountain chart]

1/86    9550
12/86   10668
12/87   11402
12/88   12569
12/89   16609
12/90   16451
12/91   21071
12/92   22395
12/93   24613
12/94   23668
12/95   31442



SEC Average Annual Compound Rates of Return

(at maximum applicable sales charge)3,4

------------------------------------------------
             10 years       5 years      1 year
------------------------------------------------
Class A       +12.14%        +12.79%     +26.87%
------------------------------------------------
Class B       +12.45%        +13.17%     +26.86%
------------------------------------------------
Class C       +12.75%        +14.02%     +33.07%
------------------------------------------------
Class D       +12.45%        +13.42%     +30.75%
------------------------------------------------

Cumulative Total Returns

(do not reflect sales charge)3,5

------------------------------------------------
             10 years       5 years      1 year
------------------------------------------------
Class A       +229.24%       +91.13%     +32.85%
------------------------------------------------
Class B       +223.18%       +87.61%     +31.86%
------------------------------------------------
Class C       +231.95%       +92.70%     +33.07%
------------------------------------------------
Class D       +223.30%       +87.68%     +31.75%
------------------------------------------------

Top 5 Equity Industries
(by percentage of net assets)
[Tabular representation of bar chart]


Chemicals                    8.3%
Office equipment             7.9%
Retail                       6.2%
Oil                          6.2%
Telephone                    5.9%

Total: 34.5%

Portfolio Manager's Review

[Photo of Peter C. Bennett]

Peter C. Bennett

Portfolio Manager

Peter Bennett resumed portfolio management responsibilities in October 1995 after the untimely death of portfolio manager Steven P. Somes. Peter managed or co-managed the Trust from November 1988 through April 1995 and has 31 years of investment experience.

Investment Trust rewarded investors in 1995 by turning in its best performance in more than ten years. For the 12 months ended December 31, 1995, Class A shares of the Trust offered a total return of +32.85% (does not reflect sales charge).(1) The Trust outperformed the +30.82% average return for the 438 funds in Lipper Analytical Services' Growth and Income Funds category over the same time period (does not reflect sales charges).

Market trends helped performance

Although the overall stock market had an outstanding year, some industries and sectors were clearly the leaders. Because of the Trust's emphasis on growth and quality, we were well positioned for the exceptional performance of quality stocks throughout the year. The Trust also benefited from significant positions in technology and financial services, which performed very well. The Trust was underweighted in energy and utilities stocks, which did not perform as well. Overall, we were concerned about the economy throughout the year and looked for individual stocks that could perform well independent of the economy.

Technology holdings

The Trust's performance was helped by our overweighted position in technology stocks and by good timing on our part. We sold a portion of our tech holdings in September, when the rally was peaking. We took profits and, after a market correction lowered prices in the technology sector, replaced some of our technology holdings.

Chemicals

We targeted chemical companies that offer specific opportunities based on their mix of businesses and products. One example is Monsanto, the Trust's third-largest holding. This chemical producer is a leader in agricultural products and has benefited from a strong agricultural market.

Office equipment

Office equipment is another area in which our holdings focus on individual opportunities. Most of our stocks in this category are veteran players that are experiencing positive turnarounds under new managements. Hewlett- Packard is the largest holding in the category and one of the Trust's top holdings.

Retail

Despite the Trust's strong overall performance, its retail position had a disappointing year. Many retailers experienced weak sales, as consumers were more price sensitive and cautious. The Trust's largest retail holding is Home Depot, which is also one of our top ten holdings overall. In 1995, bad weather and falling prices for building materials hurt the stock's price. However, we held on to the stock because of the company's dominant position in its industry.

Looking ahead

We believe Investment Trust is well positioned for the coming year. Signs indicate slower economic growth and a market in which quality and predictable earnings growth will be important. In such an environment, we think the Trust will benefit from our focus on careful stock selection as well as its quality portfolio.

December 31, 1995

Top 10 Stock Positions
(by percentage of net assets)

 1 General Electric Electrical equipment leader         2.7%
 2 Philip Morris Tobacco giant                          2.7%
 3 Monsanto Chemical company                            2.6%
 4 Chemical Banking Large U.S bank                      2.3%
 5 Federal National Mortgage Mortgage repurchaser       2.3%
 6 Abbott Labs Hospital supply company                  2.3%
 7 Boeing Leading aircraft manufacturer                 2.2%
 8 Hewlett-Packard Electronics company                  2.2%
 9 Home Depot Building materials retailer               2.2%
10 Ciba-Geigy Chemical company                          2.2%

These securities represent an aggregate of 23.7% of net assets. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Best and Worst Contributors to Performance
(January 1, 1995 through December 31, 1995)

Best [up arrow graphic]

Hewlett-Packard
 Strong earnings growth helped this electronics stalwart.

Philip Morris
 Profited from strong cash flow.

Federal National Mortgage
 Falling interest rates benefited this mortgage repurchaser.

Worst [down arrow graphic]

Grupo Televisa
 Weak Mexican stock market hurt this quality broadcasting company.

Toys 'R Us
 Sales were down for this giant toy retailer.

YPF SA
 Argentine oil company hit hard by weak Latin American stock market.

State Street Research Investment Trust

Investment Portfolio

December 31, 1995

                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------     ------   -------------
Common Stocks 96.1%
Basic Industries 13.8%
Chemical 8.3%
Ciba-Geigy AG ADR                                    535,600    $ 23,566,400
E.I. du Pont de Nemours & Co.                        274,900      19,208,638
Monsanto Co.                                         225,200      27,587,000
Rohm & Haas Co.                                      287,000      18,475,625
                                                                  -----------
                                                                  88,837,663
                                                                  -----------
Electrical Equipment 2.7%
General Electric Co.                                 400,000      28,800,000
                                                                  -----------
Forest Product 0.6%
Georgia-Pacific Corp.                                101,500       6,965,437
                                                                  -----------
Machinery 1.1%
Caterpillar, Inc.                                     82,000       4,817,500
Fluor Corp.                                          110,000       7,260,000
                                                                  -----------
                                                                  12,077,500
                                                                  -----------
Metal & Mining 1.1%
Nucor Corp.                                          199,500      11,396,438
                                                                  -----------
Total Basic Industries                                           148,077,038
                                                                  -----------
Consumer Cyclical 16.2%
Automotive 1.3%
Chrysler Corp.                                        74,000       4,097,750
General Motors Corp.                                  90,000       4,758,750
Magna International, Inc. Cl. A                      124,300       5,375,975
                                                                  -----------
                                                                  14,232,475
                                                                  -----------
Building 1.0%
Owens-Corning Fiberglas Corp.*                       234,800      10,536,650
                                                                  -----------
Hotel & Restaurant 2.3%
Darden Restaurants, Inc.                             441,224       5,239,535
Harrah's Entertainment, Inc.                         488,200      11,838,850
Mirage Resorts, Inc.*                                206,350       7,119,075
                                                                  -----------
                                                                  24,197,460
                                                                  -----------
Recreation 5.4%
Capital Cities/ABC, Inc.                             100,000      12,337,500
Comcast Corp. Cl. A Special                          467,650       8,505,384
Walt Disney Co.                                      258,300      15,239,700
Mattel, Inc.                                         477,312      14,677,344
Tele-Communications, Inc. Cl. A*                     274,100       5,447,738
Tele-Communications, Inc. Liberty Media Group Cl.
  A*                                                  68,525       1,841,609
                                                                  -----------
                                                                  58,049,275
                                                                  -----------
Retail Trade 6.2%
Home Depot, Inc.                                     492,800    $ 23,592,800
J.C. Penney, Inc.                                    309,800      14,754,225
Tandy Corp.                                          113,000       4,689,500
Toys 'R Us, Inc.*                                    290,363       6,315,395
Wal-Mart Stores, Inc.                                778,000      17,407,750
                                                                  -----------
                                                                  66,759,670
                                                                  -----------
Total Consumer Cyclical                                          173,775,530
                                                                  -----------
Consumer Staple 21.5%
Business Service 2.1%
Interpublic Group of Companies, Inc.                 520,200      22,563,675
                                                                  -----------
Drug 4.0%
American Home Products Corp.                         123,000      11,931,000
Eli Lilly & Co.                                      166,356       9,357,525
Merck & Co., Inc.                                    329,500      21,664,625
                                                                  -----------
                                                                  42,953,150
                                                                  -----------
Food & Beverage 4.3%
Anheuser-Busch, Inc.                                 320,900      21,460,187
General Mills, Inc.                                  220,224      12,717,936
PepsiCo., Inc.                                       220,700      12,331,613
                                                                  -----------
                                                                  46,509,736
                                                                  -----------
Hospital Supply 5.2%
Abbott Laboratories                                  584,592      24,406,716
Columbia/HCA Healthcare Corp.                        212,200      10,769,150
United Healthcare Corp.                              317,200      20,776,600
                                                                  -----------
                                                                  55,952,466
                                                                  -----------
Personal Care 3.2%
Gillette Co.                                         231,800      12,082,575
Procter & Gamble Co.                                 270,300      22,434,900
                                                                  -----------
                                                                  34,517,475
                                                                  -----------
Tobacco 2.7%
Philip Morris Companies, Inc.                        317,000      28,688,500
                                                                  -----------
Total Consumer Staple                                            231,185,002
                                                                  -----------
Energy 7.8%
Oil 6.2%
Exxon Corp.                                          264,400      21,185,050
Mobil Corp.                                           26,300       2,945,600
Phillips Petroleum Co.                               457,900      15,625,838
Shell Transport & Trading PLC                        200,000      16,275,000
Total Cl. B ADR                                      296,934      10,095,756
                                                                  -----------
                                                                  66,127,244
                                                                  -----------
Oil Service 1.6%
Schlumberger Ltd.                                    251,512      17,417,206
                                                                  -----------
Total Energy                                                      83,544,450
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

                                      3

                                                                    Value
                                                      Shares      (Note 1)
--------------------------------------------------     ------   -------------
Finance 10.1%
Bank 4.0%
BankAmerica Corp.                                    282,000   $   18,259,500
Chemical Banking Corp.                               417,500       24,528,125
                                                                  -----------
                                                                   42,787,625
                                                                  -----------
Financial Service 2.2%
Federal National Mortgage Association                197,200       24,477,450
                                                                  -----------
Insurance 3.9%
American General Corp.                               423,642       14,774,515
General Re Corp.                                     100,603       15,593,465
Travelers Group, Inc.                                184,300       11,587,862
                                                                  -----------
                                                                   41,955,842
                                                                  -----------
Total Finance                                                     109,220,917
                                                                  -----------
Science & Technology 19.7%
Aerospace 2.2%
Boeing Co.                                           304,100       23,833,838
                                                                  -----------
Computer Software & Service 5.4%
Cisco Systems, Inc.*                                 147,500       11,007,187
First Data Corp.                                     244,475       16,349,266
General Motors Corp. Cl. E                           258,700       13,452,400
Microsoft Corp.*                                     200,000       17,550,000
                                                                  -----------
                                                                   58,358,853
                                                                  -----------
Electronic Components 0.9%
Intel Corp.                                          166,300        9,437,525
                                                                  -----------
Electronic Equipment 3.3%
L.M. Ericsson Telephone Co. Cl. B ADR                560,840       10,936,380
General Motors Corp Cl. H                            250,200       12,291,075
Perkin-Elmer Corp.                                   315,600       11,913,900
                                                                  -----------
                                                                   35,141,355
                                                                  -----------
Office Equipment 7.9%
Diebold, Inc.                                        253,800       14,054,175
Digital Equipment Corp.*                             100,000        6,412,500
Hewlett-Packard Co.                                  282,000       23,617,500
International Business Machines Corp.                228,000       20,919,000
Xerox Corp.                                          144,900       19,851,300
                                                                  -----------
                                                                   84,854,475
                                                                  -----------
Total Science & Technology                                        211,626,046
                                                                  -----------
Utility 7.0%
Electric 1.1%
FPL Group, Inc.                                      252,000   $   11,686,500
                                                                  -----------

Telephone 5.9%
AT&T Corp.                                           349,150       22,607,462
AirTouch Communications, Inc.*                       534,800       15,108,100
SBC Communications, Inc.                             380,000       21,850,000
Tele Danmark Cl. B ADR                               148,100        4,091,262
                                                                  -----------
                                                                   63,656,824
                                                                  -----------
Total Utility                                                      75,343,324
                                                                  -----------
Total Common Stocks (Cost $612,899,099)                         1,032,772,307
                                                                  -----------

                            Principal     Maturity
                             Amount         Date
-----------------------     ----------    ---------   --------------
CONVERTIBLE BONDS 2.3%
Equitable Company, Inc.
  Cv. Sub. Deb., 6.125%   $13,500,000   12/15/2024        15,187,500
Price Co. Cv. Sub.
  Deb., 5.50%               5,060,000    2/28/2012         4,794,350
Time Warner, Inc. Cv.
  Sub. Deb., 8.75%          4,879,950    1/10/2015         5,062,948
                                                        ------------
Total Convertible Bonds (Cost $23,414,674)                25,044,798
                                                        ------------

COMMERCIAL PAPER 5.6%
Ford Motor Credit Co.,
  5.80%                    19,858,000    1/02/1996        19,858,000
Ford Motor Credit Co.,
  5.77%                     1,879,000    1/02/1996         1,879,000
General Electric
  Capital Corp., 5.55%      3,075,000    1/03/1996         3,075,000
Household Finance
  Corp., 5.65%             10,000,000    1/02/1996        10,000,000
Household Finance
  Corp., 5.90%             22,680,000    1/05/1996        22,680,000
Philip Morris Cos.,
  5.73%                     2,000,000    1/04/1996         1,999,045
                                                        ------------
Total Commercial Paper (Cost $59,491,045)                 59,491,045
                                                        ------------
Total Investments (Cost $695,804,818)--104.0%          1,117,308,150
Cash and Other Assets, Less Liabilities--(4.0)%          (42,695,586)
                                                        ------------
Net Assets--100.0%                                    $1,074,612,564
                                                        ============

The accompanying notes are an integral part of the financial statements.

State Street Research Investment Trust
Investment Portfolio (cont'd)

Federal Income Tax Information:
At December 31, 1995, the net unrealized
  appreciation of investments based on cost
  for Federal income tax purposes of
  $692,474,035 was as follows:
Aggregate gross unrealized appreciation for
  all investments in which there is an
  excess of value over tax cost                $425,555,315
Aggregate gross unrealized depreciation for
  all investments in which there is an
  excess of tax cost over value                    (721,200)
                                                 -----------
                                               $424,834,115
                                                 ===========

* Nonincome-producing securities.
ADR stands for American Depositary Receipt, representing ownership of foreign securities.

Statement of Assets and Liabilities
December 31, 1995

Assets
Investments, at value (Cost $695,804,818) (Note 1)   $1,117,308,150
Cash                                                          1,164
Receivable for fund shares sold                           3,579,961
Dividends and interest receivable                         1,754,357
Receivable for securities sold                            1,154,250
Other assets                                                 23,854
                                                        -----------
                                                      1,123,821,736
Liabilities
Dividends payable                                        44,785,650
Payable for securities purchased                          2,608,365
Accrued management fee (Note 2)                             851,561
Payable for fund shares redeemed                            367,952
Accrued transfer agent and shareholder services
  (Note 2)                                                  310,371
Accrued distribution and service fees (Note 4)              184,415
Accrued trustees' fee (Note 2)                                8,459
Other accrued expenses                                       92,399
                                                        -----------
                                                         49,209,172
                                                        -----------
Net Assets                                           $1,074,612,564
                                                        ===========
Net Assets consist of:
 Undistributed net investment income                 $    1,207,644
 Unrealized appreciation of investments                 421,503,332
 Distribution in excess of net realized gains                (4,636)
 Shares of beneficial interest (Note 5)                 651,906,224
                                                        -----------
                                                     $1,074,612,564
                                                        ===========
Net Asset Value and redemption price per share of
  Class A shares ($135,676,215 / 14,813,437 shares
  of beneficial interest)                                     $9.16
                                                        ===========
Maximum Offering Price per share of Class A shares
  ($9.16 / .955)                                              $9.59
                                                        ===========
Net Asset Value and offering price per share of
  Class B shares ($183,446,481 / 20,101,433 shares
  of beneficial interest)*                                    $9.13
                                                        ===========
Net Asset Value, offering price and redemption
  price per share of Class C shares ($738,649,145
  / 80,436,549 shares of beneficial interest)                 $9.18
                                                        ===========
Net Asset Value and offering price per share of
  Class D shares ($16,840,723 / 1,840,599 shares
  of beneficial interest)*                                    $9.15
                                                        ===========

   * Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

State Street Research Investment Trust

Statement of Operations
For the year ended December 31, 1995

Investment Income
Dividends, net of foreign taxes of $136,320                              $ 18,726,915
Interest                                                                    4,051,871
                                                                           ----------
                                                                           22,778,786
Expenses
Management fee (Note 2)                                                     3,158,324
Transfer agent and shareholder services (Note 2)                            1,599,386
Custodian fee                                                                 172,856
Service fee--Class A (Note 4)                                                 278,186
Distribution and service fees--Class B (Note 4)                             1,456,996
Distribution and service fees--Class D (Note 4)                               143,293
Reports to shareholders                                                       121,966
Registration fees                                                              51,220
Audit fee                                                                      35,940
Trustees' fees (Note 2)                                                        31,831
Legal fees                                                                      2,475
Miscellaneous                                                                  45,790
                                                                           ----------
                                                                            7,098,263
                                                                           ----------
Net investment income                                                      15,680,523
                                                                           ----------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3)                          107,441,660
Net unrealized appreciation of investments                                151,473,174
                                                                           ----------
Net gain on investments                                                   258,914,834
                                                                           ----------
Net increase in net assets resulting from operations                     $274,595,357
                                                                           ==========

Statement of Changes in Net Assets

                                  Year ended December 31
                               ----------------------------
                                   1995           1994
---------------------------     -----------   -------------
Increase (Decrease) in Net Assets
Operations:
Net investment income       $   15,680,523    $ 12,228,203
Net realized gain on
  investments*                 107,441,660      49,707,504
Net unrealized appreciation
  (depreciation) of
  investments                  151,473,174     (94,920,371)
                                 ---------      -----------
Net increase (decrease)
  resulting from operations    274,595,357     (32,984,664)
                                 ---------      -----------
Dividends from net investment income:
 Class A                        (1,619,460)     (1,272,332)
 Class B                        (1,064,520)       (750,337)
 Class C                       (11,601,780)    (11,201,630)
 Class D                           (97,145)        (80,517)
                                 ---------      -----------
                               (14,382,905)    (13,304,816)
                                 ---------      -----------
Distributions from net realized gains:
 Class A                       (13,126,874)     (5,538,217)
 Class B                       (17,847,503)     (6,856,781)
 Class C                       (74,984,305)    (38,926,766)
 Class D                        (1,639,766)       (710,178)
                                 ---------      -----------
                              (107,598,448)    (52,031,942)
                                 ---------      -----------
Net increase from fund
  share transactions (Note
  5)                            77,302,381      55,383,109
                                 ---------      -----------
Total increase (decrease)
  in net assets                229,916,385     (42,938,313)

Net Assets
Beginning of year              844,696,179     887,634,492
                                 ---------      -----------
End of year (including
  undistributed
  (overdistributed) net
  investment income of
  $1,207,644 and $(89,974),
  respectively)             $1,074,612,564    $844,696,179
                                 =========      ===========
* Net realized gain for
  Federal income tax
  purposes (Note 1)         $  107,598,448    $ 52,031,942
                                 =========      ===========

The accompanying notes are an integral part of the financial statements.

State Street Research Investment Trust

Notes to Financial Statements

December 31, 1995

Note 1

State Street Research Investment Trust, formerly State Street Investment Trust (the "Trust"), is a series of State Street Research Master Investment Trust, formerly State Street Master Investment Trust (the "Master Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized in February, 1989 as a successor to State Street Investment Corporation, a Massachusetts corporation. The Trust is presently the only series of the Master Trust.

The investment objective of the Trust is to provide long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the Trust invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The Trust offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.5% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower on- going expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Trust's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Trust in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered.

B. Federal Income Taxes
No provision for Federal income taxes is necessary since the Trust has elected to qualify under Subchapter M of the Internal Revenue Code and its policy to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. It is also the intention of the Trust to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code.

C. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains are distributed annually.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is due to the disposition of securities that have different bases for financial reporting and tax purposes.

D. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into a contract under which the Adviser receives a quarterly fee equal to 1/8 of one percent of the average market value of the net assets up to and including $200,000,000, 3/32 of one percent of the average net assets in excess of $200,000,000 up to and including $300,000,000, 3/40 of one percent of the average net assets in excess of $300,000,000 up to and including $500,000,000, and 1/16 of one percent of the average net assets in excess of $500,000,000. In consideration of these fees, the Adviser furnishes the Trust with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. The fees of the Trustees not currently affiliated with the Adviser amounted to $31,831 during the year ended December 31, 1995.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Trust such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Trust. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Trust may be purchased. During the year ended December 31, 1995, the amount of such shareholder servicing and account maintenance expenses was $411,258.

Note 3

For the year ended December 31, 1995, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $364,232,974 and $397,268,387, respectively.

Note 4

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Trust pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Trust pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended December 31, 1995, fees pursuant to such plan amounted to $278,186, $1,456,996 and $143,293 for Class A, Class B and Class D, respectively.

  The Trust has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $140,645 and $832,499, respectively, on sales of Class A shares of the Trust during the year ended December 31, 1995, and that MetLife Securities, Inc. earned commissions aggregating $1,154,932 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $688,624 and $5,125 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At December 31, 1995, the Adviser owned one share of each of Class A, Class B and Class D of the Trust.

Share transactions were as follows:

                                                          Year ended December 31
                                         ---------------------------------------------------------
                                                    1995                          1994
                                          -------------------------   ----------------------------
Class A                                    Shares        Amount         Shares         Amount
-------------------------------------     ----------    -----------    ----------   --------------
Shares sold                               4,201,602   $ 38,277,703     5,058,036     $ 43,158,666
Issued upon reinvestment of:
 Distributions from net realized
  gains                                   1,381,863     12,657,868       689,290        5,332,960
 Dividends from net investment income       137,038      1,344,573       148,378        1,198,639
Shares redeemed                          (2,806,953)   (24,998,577)   (2,660,200)     (22,577,181)
                                           --------      ---------      --------      ------------
Net increase                              2,913,550   $ 27,281,567     3,235,504     $ 27,113,084
                                           ========      =========      ========      ============
Class B                                   Shares        Amount         Shares          Amount
-------------------------------------      --------      ---------      --------      ------------
Shares sold                               5,971,626   $ 54,108,058     7,020,541     $ 59,229,510
Issued upon reinvestment of:
 Distributions from net realized
  gains                                   1,883,350     17,194,984       790,804        6,423,523
 Dividends from net investment income        95,588        906,920        86,049          686,769
Shares redeemed                          (2,523,352)   (22,537,142)   (1,661,453)     (14,012,746)
                                           --------      ---------      --------      ------------
Net increase                              5,427,212   $ 49,672,820     6,235,941     $ 52,327,056
                                           ========      =========      ========      ============
Class C                                   Shares        Amount         Shares          Amount
-------------------------------------      --------      ---------      --------      ------------
Shares sold                               1,267,679   $ 11,473,904     1,069,053     $  9,148,062
Issued upon reinvestment of:
 Distributions from net realized
  gains                                   4,060,874     37,278,822     2,393,999       18,573,534
 Dividends from net investment income       701,086      6,244,388       516,825        4,193,817
Shares redeemed                          (6,464,579)   (57,645,171)   (6,952,977)     (59,288,131)
                                           --------      ---------      --------      ------------
Net decrease                               (434,940)  $ (2,648,057)   (2,973,100)    $(27,372,718)
                                           ========      =========      ========      ============
Class D                                   Shares        Amount         Shares          Amount
-------------------------------------      --------      ---------      --------      ------------
Shares sold                                           $
                                            500,160      4,432,731       724,455     $   6,158,619
Issued upon reinvestment of:
 Distributions from net realized
  gains                                     168,699      1,543,548        46,426          357,840
 Dividends from net investment income         8,708         81,712         6,305           50,765
Shares redeemed                            (349,866)    (3,061,940)     (385,261)      (3,251,537)
                                           --------      ---------      --------      ------------
Net increase                                327,701   $  2,996,051       391,925     $  3,315,687
                                           ========      =========      ========      ============

State Street Research Investment Trust

Financial Highlights

For a share outstanding throughout each year:

                                              Class A                               Class B
                                   ------------------------------   -------------------------------------
                                       Year ended December 31               Year ended December 31
                                   ------------------------------   -------------------------------------
                                  1995***      1994       1993*       1995***        1994        1993**
-------------------------------    -------    -------    --------    ----------    ---------   ----------
Net asset value, beginning of
  year                             $ 7.74     $ 8.69      $ 8.75       $ 7.72       $ 8.66        $ 9.15
Net investment income                 .14        .11         .10          .07          .06           .06
Net realized and unrealized
  gain (loss) on investments         2.39       (.44)        .81         2.38         (.44)          .39
Dividends from net investment
  income                             (.13)      (.12)       (.13)        (.06)        (.06)         (.10)
Distributions from realized
  capital gains                      (.98)      (.50)       (.84)        (.98)        (.50)         (.84)
                                     -----      -----      ------      --------      -------      --------
Net asset value, end of year       $ 9.16     $ 7.74      $ 8.69       $ 9.13       $ 7.72        $ 8.66
                                     =====      =====      ======      ========      =======      ========
Total return                        32.85%+    (3.84)%+    10.53%+++    31.86%+      (4.43)%+       4.95%+++
Net assets at end of year
  (000s)                         $135,676    $92,137     $75,259     $183,446     $113,301       $73,110
Ratio of operating expenses to
  average net assets                 0.78%      0.89%       0.75%++      1.53%        1.64%         1.51%++
Ratio of net investment income
  to average net assets              1.54%      1.26%       1.27%++      0.79%        0.51%         0.48%++
Portfolio turnover rate             39.21%     33.08%      43.57%       39.21%       33.08%        43.57%

                                                                Class C
                                  -------------------------------------------------------------------
                                                         Year ended December 31
                                  -------------------------------------------------------------------
                                    1995***         1994          1993         1992           1991
 ------------------------------    ----------    ----------    ----------    ---------   ------------
Net asset value, beginning
  of year                            $ 7.76        $ 8.70        $ 8.80       $ 9.04         $ 7.67
Net investment income                   .16           .13           .15          .16            .19
Net realized and unrealized
  gain (loss) on investments           2.39          (.43)          .74          .40           1.96
Dividends from net investment
  income                               (.15)         (.14)         (.15)        (.16)          (.20)
Distributions from realized
  capital gains                        (.98)         (.50)         (.84)        (.64)          (.58)
                                     --------      --------      --------      -------      ----------
Net asset value, end of year         $ 9.18        $ 7.76        $ 8.70       $ 8.80         $ 9.04
                                     ========      ========      ========      =======      ==========
Total return                          33.07%+       (3.47)%+      10.20%+       6.28%+        28.08%+
Net assets at end of year
  (000s)                           $738,649      $627,551      $729,536     $726,671       $657,762
Ratio of operating expenses to
  average net assets                   0.54%         0.65%         0.49%        0.51%          0.50%
Ratio of net investment income
  to average net assets                1.81%         1.54%         1.63%        1.92%          2.24%
Portfolio turnover rate               39.21%        33.08%        43.57%       23.99%         16.28%

                                                   Class D
                                  ----------------------------------------
                                           Year ended December 31
                                  ----------------------------------------
                                    1995***         1994         1993**
 ------------------------------    ----------    ----------   ------------
Net asset value, beginning
  of year                           $  7.74        $  8.68      $ 9.15
Net investment income                   .07            .05         .06
Net realized and unrealized
  gain (loss) on investments           2.38           (.43)        .40
Dividends from net investment
  income                               (.06)          (.06)       (.09)
Distributions from realized
  capital gains                        (.98)          (.50)       (.84)
                                     --------      --------      ----------
Net asset value, end of year        $  9.15        $  7.74      $ 8.68
                                     ========      ========      ==========
Total return                          31.75%+        (4.45)%+     5.10%+++
Net assets at end of year
  (000s)                            $16,841        $11,707      $9,729
Ratio of operating expenses to
  average net assets                   1.53%          1.64%       1.51%++
Ratio of net investment income
  to average net assets                0.79%          0.51%       0.51%++
Portfolio turnover rate               39.21%         33.08%      43.57%

++ Annualized

* February 17, 1993 (commencement of share class designations) to December 31, 1993.

** March 15, 1993 (commencement of share class designations) to December 31,
   1993.

***Per-share figures have been calculated using the average shares method.

+ Total return figures do not reflect any front-end or contingent deferred sales charges.

+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

Report of Independent Accountants

To the Trustees of State Street Research Master Investment Trust (formerly State Street Master Investment Trust) and Shareholders of State Street Research Investment Trust (formerly State Street Investment Trust):

We have audited the accompanying statement of assets and liabilities of State Street Research Investment Trust, formerly State Street Investment Trust, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Research Investment Trust as of December 31, 1995, the results of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.
Boston, Massachusetts
February 2, 1996

State Street Research Investment Trust

Management's Discussion of Fund Performance

The stock market had a strong year, which helped the performance of State Street Research Investment Trust. The Trust emphasizes growth and quality and was well positioned for the strong performance of quality stocks. The Trust also benefited from overweighted positions in technology and financial services, which performed well. The Trust was underweighted in energy and utilities stocks, which did not perform as well.

The Trust sold a portion of its technology holdings in September, took profits, and replaced some of its tech holdings after a market correction lowered prices in the sector.

The portfolio also targeted chemical and office equipment companies that offer specific opportunities based on their mix of businesses and products. Despite the Trust's strong overall performance, its retail position had a disappointing year.

December 31, 1995

The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.

All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Trust will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. During the periods prior to 1990 that shares of the Trust were not offered to the general public, the Trust was not subject to the cash inflows or higher redemptions or expenses that have occurred since 1990, when the Trust commenced a continuous public offering. Performance for a class includes periods prior to the adoption of class designations. Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and institutions. Performance prior to class designations in 1993 does not reflect annual 12b-1 fees of .25% for "A" shares and 1% for "B" and "D" shares, which will reduce subsequent performance.

  Comparison Of Change In Value Of A
$10,000 Investment In Investment Trust
           and The S&P 500


[Tabular representation of line charts]

Class A Shares
Average Annual Total Return
1 Year  5 Years  10 Years
+26.87% +12.79%  +12.14%

 1/86    9550   10000
12/86   10668   11867
12/87   11402   12490
12/88   12569   14558
12/89   16609   19163
12/90   16451   18567
12/91   21071   24212
12/92   22395   26054
12/93   24613   28674
12/94   23668   29051
12/95   31442   39955


Class B Shares
Average Annual Total Return
1 Year  5 Years    10 Years
+26.86% +13.17%    +12.45%

 1/86   10000   10000
12/86   11171   11867
12/87   11939   12490
12/88   13162   14558
12/89   17392   19163
12/90   17226   18567
12/91   22064   24212
12/92   23450   26054
12/93   25644   28674
12/94   24509   29051
12/95   32318   39955


Class C Shares
Average Annual Total Return
1 Year   5 Years  10 Years
+33.07%  +14.02%  +12.75%

 1/86   10000   10000
12/86   11171   11867
12/87   11939   12490
12/88   13162   14558
12/89   17392   19163
12/90   17226   18567
12/91   22064   24212
12/92   23450   26054
12/93   25843   28674
12/94   24945   29051
12/95   33195   39955


Class D Shares

Average Annual Total Return
1 Year     5 Years  10 Years
+30.75%    +13.42%  +12.45%

 1/86   10000   10000
12/86   11171   11867
12/87   11939   12490
12/88   13162   14558
12/89   17392   19163
12/90   17226   18567
12/91   22064   24212
12/92   23450   26054
12/93   25682   28674
12/94   24538   29051
12/95   32330   39955

State Street Research Investment Trust

Fund Information, Officers and Trustees of State Street Research Master Investment Trust

Fund Information
State Street Research
Investment Trust
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Thomas P. Moore, Jr.
Vice President

Dudley F. Wade
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the
Board and Chief Executive Officer,
Raytheon Company

Toby Rosenblatt
President, The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of Management,
Massachusetts Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

State Street Research Investment Trust
One Financial Center
Boston, MA 02111

  Bulk rate
 U.S. Postage
     PAID
 Brockton, MA
Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER: 2970-960220(0397)SSR-LD
Cover Illustration by Dorothy Cullinan  SS-396D-296